Stockholders' Deficit	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Stockholders' Deficit

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — As of December 31, 2020, the Company was authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — As of December 31, 2020, the Company was authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020, there were 15,774,717 shares of Class A common stock issued and outstanding, excluding 25,625,283 shares of Class A common stock subject to possible redemption.

Class B Common Stock — As of December 31, 2020, the Company was authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. At December 31, 2020, there were 10,350,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a business combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a business combination, including pursuant to a specified future issuance (which does not include the forward purchase shares described in the prospectus), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a business combination (net of the number of shares of Class A common stock redeemed in connection with a business combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a business combination and any Private Placement Warrants issued to the Sponsor, an affiliate of the Sponsor or any of the Company’s officers or directors and any forward purchase shares.

BFLY Operations Inc
Stockholders' Deficit

Note 9. Stockholders’ Deficit

Common stock

As of December 31, 2020 and 2019, the Company had authorized 112,000,000 shares of common stock, $0.0001 par value per share (“Common Stock”), of which a total of 6,350,083 shares and 5,720,842 shares were outstanding, respectively.

In addition, at both December 31, 2020 and 2019, the Company had authorized 25,952,123 shares of special-voting common stock, $0.0001 par value per share (“Special-Voting Common Stock”), of which none were issued or outstanding.

Dividends

Holders of the Company’s Common Stock are not entitled to receive dividends unless declared by the Board. Any such dividends would be subject to the preferential dividend rights of the holders of the Convertible Preferred Stock (see below). There have been no dividends declared to date.

Voting rights

The holders of shares of the Common Stock are entitled to 1 vote per share on all matters on which the Common shares shall be entitled to vote. The holders of shares of the Special-Voting Common Stock are entitled to 10 votes per share on all matters on which the Common Stock shall be entitled to vote. The holders of Common Stock and Special-Voting Common Stock shall vote together and not as separate classes.